1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

April 22, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares Trust (the “Trust”)

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,542

Commission Staff:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 2,542 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust (collectively, the “Funds,” and each, a “Fund”):

•	iShares California Muni Bond ETF (“CMF”)

•	iShares Short-Term National Muni Bond ETF (“SUB”)

•	iShares National Muni Bond ETF (“MUB”)

•	iShares New York Muni Bond ETF (“NYF”)

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and it will become effective 60 days after filing.

The Amendment is being filed to reflect changes to each Fund’s underlying index, as stated in the table below, that took effect on September 15, 2021, corresponding changes to each Fund’s principal investment strategies, and such other non-material changes as the Trust deems appropriate.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment.

BRUSSELS    CHICAGO    FRANKFURT     HOUSTON    LONDON    LOS ANGELES    MILAN

NEW YORK    PALO ALTO    PARIS    ROME    SAN FRANCISCO    WASHINGTON

April 22, 2022

Comparison of Each Fund’s Prior Underlying Index and New Underlying Index

Fund	Prior Underlying Index	New Underlying Index
CMF	S&P California AMT-Free Municipal Bond Index	ICE AMT-Free California Municipal Index
SUB	S&P Short-Term National AMT-Free Municipal Bond Index	ICE Short Maturity AMT-Free US National Municipal Index
MUB	S&P National AMT-Free Municipal Bond Index	ICE AMT-Free US National Municipal Index
NYF	S&P New York AMT-Free Municipal Bond Index	ICE AMT-Free New York Municipal Index

Each Fund’s Revised Investment Strategies

iShares California Muni Bond ETF (CMF)

Principal Investment Strategies: The Fund seeks to track the investment results of the ICE AMT-Free California Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of California and its political subdivisions. As of February 28, 2022, there were 3,867 issues in the Underlying Index. As of February 28, 2022, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.

The Underlying Index includes municipal bonds issued in the State of California (the “State” or “California”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least BBB- by Standard & Poor’s® Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

April 22, 2022

iShares Short-Term National Muni Bond ETF (SUB)

Principal Investment Strategies: The Fund seeks to track the investment results of the ICE Short Maturity AMT-Free US National Municipal Index (the “Underlying Index”), which measures performance of short maturity U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of February 28, 2022, there were 24,074 issues in the Underlying Index. As of February 28, 2022, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.

The Underlying Index includes municipal bonds, the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least BBB- by Standard & Poor’s® Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $50 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a remaining term to final maturity that is less than five years and greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month. Under normal circumstances, the Fund will seek to maintain a weighted average maturity that is less than three years. Weighted average maturity is a U.S. dollar-weighted average of the remaining term to maturity of the underlying securities in the Fund’s portfolio.

iShares National Muni Bond ETF (MUB)

Principal Investment Strategies: The Fund seeks to track the investment results of the ICE AMT-Free US National Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by U.S. states and their political subdivisions. As of February 28, 2022, there were 22,733 issues in the Underlying Index. As of February 28, 2022, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.

April 22, 2022

The Underlying Index includes municipal bonds, the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least BBB- by Standard & Poor’s® Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $100 million and have a minimum par amount (i.e., currently outstanding face value) of $15 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

iShares New York Muni Bond ETF (NYF)

Principal Investment Strategies: The Fund seeks to track the investment results of the ICE AMT-Free New York Municipal Index (the “Underlying Index”), which measures the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued in the U.S. domestic market by the state of New York and its political subdivisions. As of February 28, 2022, there were 6,524 issues in the Underlying Index. As of February 28, 2022, a significant portion of the Underlying Index is represented by municipal bonds. The components of the Underlying Index are likely to change over time.

The Underlying Index includes municipal bonds issued in the State of New York (the “State” or “New York”), the interest of which is exempt from Federal income taxes and not subject to alternative minimum tax. Each bond in the Underlying Index must have a rating of at least BBB- by Standard & Poor’s® Global Ratings, a subsidiary of S&P Global, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Ratings, Inc. A bond must be rated by at least one of these three rating agencies in order to qualify for the Underlying Index, and the lowest rating will be used in determining if the bond is investment grade. Each bond in the Underlying Index must be a constituent of an offering where the original offering amount was at least $20 million and have a minimum par amount (i.e., currently outstanding face value) of $5 million. In addition, each bond must have a minimum remaining term to final maturity greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market-value weighted index and is subject to a capping methodology that aims at reducing index concentration. The Underlying Index is rebalanced on the last calendar day of the month.

***

The Amendment follows the general format used by previous filings of the Trust and much of the disclosure is substantially similar to that in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, Post-Effective Amendment No. 2,460, filed pursuant to Rule 485(a)(1) on April 22, 2021, relating to iShares Short Treasury Bond ETF, which was reviewed by the Staff and became effective 60 days after filing. The Trust notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

April 22, 2022

The operations of the Funds, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1285.

Sincerely,

/s/ Anne C. Choe

Anne C. Choe

cc:	Deepa Damre Smith

Marisa Rolland

Michael Gung

George Rafal

Luis Mora

Jakob Edson

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).